SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
SEGMENT INFORMATION

3. SEGMENT INFORMATION

We evaluate our business operations each reporting period to determine whether any of our gathering system operating segments in which we internally report financial information are considered significant and would require us to separately disclose certain segment financial information in our external reporting. As a result of our evaluation for the quarterly period ended June 30, 2017, we determined that both the Summit Utica natural gas gathering system and the Ohio Gathering natural gas gathering system, each previously reported within the Utica Shale reportable segment, were and are expected to continue to be significant operating segments. As such, we modified our current segments such that the Utica Shale reportable segment includes the Summit Utica gathering system and the Ohio Gathering reportable segment includes our ownership interest in OGC and OCC. We have disclosed the required segment information for Summit Utica and Ohio Gathering and the periods presented herein have been recast to reflect this change.

As of December 31, 2016, our reportable segments are:

•	the Utica Shale, which is served by Summit Utica;
•	Ohio Gathering, which includes our ownership interest in OGC and OCC;
•	the Williston Basin, which is served by Bison Midstream, Polar and Divide and Tioga Midstream;
•	the Piceance/DJ Basins, which is served by Grand River and Niobrara G&P;
•	the Barnett Shale, which is served by DFW Midstream; and
•	the Marcellus Shale, which is served by Mountaineer Midstream.

Each of our reportable segments provides midstream services in a specific geographic area. Our reportable segments reflect the way in which we internally report the financial information used to make decisions and allocate resources in connection with our operations.

As noted above, the Ohio Gathering reportable segment includes our investment in Ohio Gathering (see Note 7). Income or loss from equity method investees, as reflected on the statements of operations, solely relates to Ohio Gathering and is recognized and disclosed on a one-month lag (see Note 7). No other line items in the statements of operations or cash flows, as disclosed in the tables below, include results for our investment in Ohio Gathering.

Corporate and other represents those results that are (i) not specifically attributable to a reportable segment (ii) not individually reportable or (iii) that have not been allocated to our reportable segments, including certain general and administrative expense items and transaction costs, for the purpose of evaluating their performance.

Assets by reportable segment follow.

	December 31,
	2016	2015	2014
	(In thousands)
Assets:
Utica Shale	$199,392	$135,056	$29,415
Ohio Gathering	707,415	751,168	706,172
Williston Basin	724,084	740,361	861,461
Piceance/DJ Basins	843,440	866,095	941,382
Barnett Shale	404,314	416,586	428,935
Marcellus Shale	224,709	233,116	243,884
Total reportable segment assets	3,103,354	3,142,382	3,211,249
Corporate and other	12,294	22,290	31,213
Eliminations	(469)	—	—
Total assets	$3,115,179	$3,164,672	$3,242,462

For information on the sale or impairment of long-lived assets, other than goodwill, see Note 4.  For information on goodwill by reportable segment, including goodwill impairments, see Note 6.

Revenues by reportable segment follow.

	Year ended December 31,
	2016	2015	2014
	(In thousands)
Revenues (1):
Utica Shale	$24,263	$4,700	$190
Williston Basin	122,174	98,929	109,807
Piceance/DJ Basins	149,903	180,418	161,477
Barnett Shale	79,956	88,042	93,001
Marcellus Shale	26,111	28,468	22,694
Total reportable segments revenue	402,407	400,557	387,169
Corporate and other	412	—	—
Eliminations	(457)	—	—
Total revenues	$402,362	$400,557	$387,169

(1) Excludes revenues earned by Ohio Gathering due to equity method accounting.

Counterparties accounting for more than 10% of total revenues were as follows:

	Year ended December 31,
	2016	2015	2014
Percentage of total revenues (1)(2):
Counterparty A - Piceance/DJ Basins	14%	16%	18%
Counterparty B - Piceance/DJ Basins	*	14%	*

* Less than 10%

(1) Total revenues include recognition of revenue during the year ended December 31, 2015 that was previously deferred in connection with certain MVCs (see Note 8).

(2) Excludes revenues earned by Ohio Gathering due to equity method accounting.

Depreciation and amortization by reportable segment follows.

	Year ended December 31,
	2016	2015	2014
	(In thousands)
Depreciation and amortization (1):
Utica Shale	$4,331	$1,417	$—
Williston Basin	33,676	31,376	24,027
Piceance/DJ Basins	49,140	47,433	42,959
Barnett Shale (2)	16,093	16,392	16,601
Marcellus Shale	8,841	8,682	7,648
Total reportable segment depreciation and amortization	112,081	105,300	91,235
Corporate and other	580	603	587
Total depreciation and amortization	$112,661	$105,903	$91,822

(1) Excludes depreciation and amortization recognized by Ohio Gathering due to equity method accounting.

(2) Includes the amortization expense associated with our favorable and unfavorable gas gathering contracts as reported in other revenues.

Cash paid for capital expenditures by reportable segment follow.

	Year ended December 31,
	2016	2015	2014
	(In thousands)
Cash paid for capital expenditures (1):
Utica Shale	$78,708	$94,994	$24,787
Williston Basin	31,541	147,477	227,283
Piceance/DJ Basins	25,719	21,144	42,417
Barnett Shale	3,910	6,875	14,567
Marcellus Shale	1,173	1,306	33,866
Total reportable segment capital expenditures	141,051	271,796	342,920
Corporate and other	1,668	429	460
Total cash paid for capital expenditures	$142,719	$272,225	$343,380

(1) Excludes cash paid for capital expenditures by Ohio Gathering due to equity method accounting.

We assess the performance of our reportable segments based on segment adjusted EBITDA. We define segment adjusted EBITDA as total revenues less total costs and expenses; plus (i) other income excluding interest income, (ii) our proportional adjusted EBITDA for equity method investees, (iii) depreciation and amortization, (iv) adjustments related to MVC shortfall payments, (v) unit-based and noncash compensation, (vi) Deferred Purchase Price Obligation expense; (vii) impairments and (viii) other noncash expenses or losses, less other noncash income or gains.  We define proportional adjusted EBITDA for our equity method investees as the product of (i) total revenues less total expenses, excluding impairments and other noncash income or expense items and (ii) amortization for deferred contract costs; multiplied by our ownership interest in Ohio Gathering during the respective period.

For the purpose of evaluating segment performance, we exclude the effect of corporate and other revenues and expenses, such as certain general and administrative expenses (including compensation-related expenses and professional services fees), transaction costs, interest expense, Deferred Purchase Price Obligation income or expense and income tax expense or benefit from segment adjusted EBITDA.  In the first quarter of 2015, we discontinued allocating certain corporate expenses, primarily salaries, benefits, incentive compensation and rent expense, to our then-reportable segments.  This change in allocation methodology was not implemented by Summit Investments with respect to Polar and Divide or the 2016 Drop Down Assets.  As a result of accounting for their activity on an as-if pooled basis due to common control, general and administrative expense allocations were higher for Polar and Divide and the 2016 Drop Down Assets during their respective common control periods.

Segment adjusted EBITDA by reportable segment follows.

	Year ended December 31,
	2016	2015	2014
	(In thousands)
Reportable segment adjusted EBITDA:
Utica Shale	$21,035	$2,206	$170
Ohio Gathering	45,602	33,667	6,006
Williston Basin	79,475	34,008	30,009
Piceance/DJ Basins	109,241	110,222	110,763
Barnett Shale	54,634	59,526	60,528
Marcellus Shale	19,203	23,214	15,940
Total of reportable segments’ measures of profit or loss	$329,190	$262,843	$223,416

A reconciliation of loss before income taxes and loss from equity method investees to total of reportable segments' measures of profit or loss follows.

	Year ended December 31,
	2016	2015	2014
	(In thousands)
Reconciliation of loss before income taxes and loss from equity method investees to total of reportable segments' measures of profit or loss:
Loss before income taxes and loss from equity method investees	$(7,768)	$(216,268)	$(29,802)
Add:
Corporate and other	37,589	27,352	15,441
Interest expense	63,810	59,092	48,586
Deferred Purchase Price Obligation expense	55,854	—	—
Depreciation and amortization	112,661	105,903	91,822
Proportional adjusted EBITDA for equity method investees	45,602	33,667	6,006
Adjustments related to MVC shortfall payments	11,600	(11,902)	26,565
Unit-based and noncash compensation	7,985	7,017	5,841
Loss (gain) on asset sales, net	93	(172)	442
Long-lived asset impairment	1,764	9,305	5,505
Goodwill impairment	—	248,851	54,199
Less:
Interest income	—	2	4
Impact of purchase price adjustment	—	—	1,185
Total of reportable segments' measures of profit or loss	$329,190	$262,843	$223,416

We include adjustments related to MVC shortfall payments in our calculation of segment adjusted EBITDA to account for (i) the net increases or decreases in deferred revenue for MVC shortfall payments and (ii) our inclusion of expected annual MVC shortfall payments.  With respect to the impact of a net change in deferred revenue for MVC shortfall payments, we treat increases in deferred revenue balances as a favorable adjustment to segment adjusted EBITDA, while decreases in deferred revenue balances are treated as an unfavorable adjustment to segment adjusted EBITDA.  We also include a proportional amount of any historical and expected MVC shortfall payments in each quarter prior to the quarter in which we actually recognize the shortfall payment.  The expected MVC shortfall payment adjustments have not been billed to our customers and are not recognized in our consolidated financial statements.

Adjustments related to MVC shortfall payments by reportable segment follow.

	Year ended December 31, 2016
	Williston Basin	Piceance/DJ Basins	Barnett Shale	Total
	(In thousands)
Adjustments related to MVC shortfall payments:
Net change in deferred revenue for MVC shortfall payments	$8,691	$3,288	$(677)	$11,302
Expected MVC shortfall payments	—	(317)	615	298
Total adjustments related to MVC shortfall payments	$8,691	$2,971	$(62)	$11,600

	Year ended December 31, 2015
	Williston Basin	Piceance/DJ Basins	Barnett Shale	Total
	(In thousands)
Adjustments related to MVC shortfall payments:
Net change in deferred revenue for MVC shortfall payments	$11,870	$(21,623)	$(1,700)	$(11,453)
Expected MVC shortfall payments	—	33	(482)	(449)
Total adjustments related to MVC shortfall payments	$11,870	$(21,590)	$(2,182)	$(11,902)

	Year ended December 31, 2014
	Williston Basin	Piceance/DJ Basins	Barnett Shale	Total
	(In thousands)
Adjustments related to MVC shortfall payments:
Net change in deferred revenue for MVC shortfall payments	$10,743	$14,813	$821	$26,377
Expected MVC shortfall payments	—	381	(193)	188
Total adjustments related to MVC shortfall payments	$10,743	$15,194	$628	$26,565